Note 28 - Related Party Transactions (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Borrowings, interest rate	8.50%
Total borrowings	$ 21,686,000	$ 19,267,000	$ 18,385,000	$ 20,255,000
Number of Instruments, Convertible Loan Notes Outstanding	2,473,367
Number of convertible preference shares outstanding	2,473,367
Reserve of equity component of convertible instruments	$ 26,087,000	$ 26,090,000	25,072,000	$ 25,072,000
Related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Borrowings, interest rate		8.50%
Noncurrent related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.50%
Total borrowings	$ 18,242,636	$ 18,242,636	18,992,636
Current related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Borrowings, interest rate	10.00%
Total borrowings	$ 765,681
Notes payable to Arowana Australasian Special Situations 1A Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 4,599,630
Number of Instruments, Convertible Loan Notes Outstanding	666,666
Notes payable to Arowana Australasian Special Situations 1B Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 4,599,636
Number of Instruments, Convertible Loan Notes Outstanding	666,667
Notes payable to Arowana Australasian Special Situations 1C Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 4,599,636
Number of Instruments, Convertible Loan Notes Outstanding	666,667
Convertible loan notes payable to Panage Group Trust [member]
Statement Line Items [Line Items]
Total borrowings	$ 29,117
Interest paid	385
Arowana International Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by shareholder		60.30%
Non-executive directors fees	62,136
Chief financial officer, fees	84,266
Third-party fees charged by related party	0
Interest paid	170,924
Dividends paid	73,253
Arowana International Limited [member] | Directors fees for Kevin Chin [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	88,516	$ 47,990	42,188
Arowana International Limited [member] | Monthly fees for chief financial officer [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	116,923	32,657	80,026
Arowana International Limited [member] | Cost incurred by Arowana on behalf of VivoPower [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	1,268,670	$ 1,268,670	$ 1,802,003
Arowana International Limited [member] | Noncurrent related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Total borrowings	$ 18,200,000
Arowana Australasian Special Situations 1A Pty Ltd [member]
Statement Line Items [Line Items]
Number of convertible preference shares outstanding	388,889
Reserve of equity component of convertible instruments	$ 1,185,012
Arowana Australasian Special Situations 1B Pty Ltd [member]
Statement Line Items [Line Items]
Number of convertible preference shares outstanding	388,889
Reserve of equity component of convertible instruments	$ 1,185,012
Arowana Australasian Special Situations 1C Pty Ltd [member]
Statement Line Items [Line Items]
Number of convertible preference shares outstanding	388,889
Reserve of equity component of convertible instruments	$ 1,185,012
Arowana Australasian Special Situations Fund 1 Pty Limited [member]
Statement Line Items [Line Items]
Number of convertible preference shares outstanding	833,333
Reserve of equity component of convertible instruments	$ 2,539,310
Panaga Group Trust [member]
Statement Line Items [Line Items]
Dividends paid	$ 165
Number of convertible preference shares outstanding	4,500
Reserve of equity component of convertible instruments	$ 12,885